General information and summary of material accounting policies - Subsidiary Information (Details)		12 Months Ended
	Dec. 18, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Titan Atlantic Cement Industrial and Commercial S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Titan America LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%	100.00%
Essex Cement Company LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Mechanicsville Concrete LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Pennsuco Cement Company LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Roanoke Cement Company LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
S&W Ready-Mix Concrete Company LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Separation Technologies LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
ST Equipment & Technology LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
ST Equipment & Technology Trading Company LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%	100.00%
ST Mid-Atlantic LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				100.00%
Titan Florida LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Titan Mid-Atlantic Aggregates LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Titan Virginia Ready-Mix
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Trusa Realty LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Markfield America LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%	100.00%
Titan Florida Holdings LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Carolinas Cement Company LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Norfapeake Terminal LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
S&W Ready-Mix LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Titan Florida Concrete Products LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Titan Florida Aggregates LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Titan Florida Cement LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Metro Redi-Mix LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Miami Valley Ready-Mix Florida LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Summit Ready-Mix LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Silver Sand Transportation LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Standard Concrete LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Massey Sand and Rock Co.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Daleville Development LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Nestor Timber Development LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
SEI LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Evergreen Wildlife Management LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				100.00%
D.M Conner LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%